FHLB Advances and Other Borrowings (Tables)	12 Months Ended
Sep. 30, 2019
Federal Home Loan Banks [Abstract]
Maturity dates of outstanding FHLB advances
The table below shows the maturity dates of outstanding FHLB advances.

	September 30, 2019	September 30, 2018
	(In thousands)
FHLB advances
Within 1 year	$950,000	$1,680,000
1 to 3 years	750,000	300,000
3 to 5 years	400,000	200,000
More than 5 years	150,000	150,000
	$2,250,000	$2,330,000

Weighted average cost and amount of advances
Financial information pertaining to the weighted-average cost and the amount of FHLB advances were as follows.

	2019	2018	2017
	(In thousands)
Weighted average interest rate, including cash flow hedges, at end of year	2.49%	2.66%	2.80%
Weighted daily average interest rate, including cash flow hedges, during the year	2.69%	2.62%	3.00%
Daily average of FHLB advances during the year	$2,533,890	$2,384,795	$2,167,986
Maximum amount of FHLB advances at any month end	$2,665,000	$2,620,000	$2,350,000
Interest expense during the year (including swap interest income and expense)	$68,190	$62,452	$64,969